UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Par-Four Investment Management, LLC

Address:  50 Tice Boulevard
          Woodcliff Lake, New Jersey 07677

13F File Number: 028-12818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ed Labrenz
Title:    Chief Financial Officer
Phone:    (201) 573-7512


Signature, Place and Date of Signing:

/s/  Ed Labrenz                  Woodcliff Lake, NJ          August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $19,453
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number    Name

1       028-05431               Sunrise Partners Limited Partnership


                                                     FORM 13F INFORMATION TABLE


                              TITLE OF                     VALUE    SHRS OR   SH/ PUT/   INVSMT   OTHR        VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP      (x1000)  PRN AMT   PRN CALL   DSCRTN   MGRS    SOLE    SHARED     NONE

ARMSTRONG WORLD INDS INC NEW  COM               04247X102    372       12,730  SH        DEFINED    1       NULL     12,730  NULL
ARMSTRONG WORLD INDS INC NEW  COM               04247X102    315       10,770  SH          SOLE   NULL    10,770       NULL  NULL
BELO CORP                     COM SER A         80555105     197       27,000  SH        DEFINED    1       NULL     27,000  NULL
BELO CORP                     COM SER A         80555105     197       27,000  SH          SOLE   NULL    27,000       NULL  NULL
CENTERPLATE INC               UNIT 99/99/9999   15200E204  3,429      710,000  SH        DEFINED    1       NULL    710,000  NULL
CENTERPLATE INC               UNIT 99/99/9999   15200E204    966      200,000  SH          SOLE   NULL   200,000       NULL  NULL
CLEAR CHANNEL COMMUNICATIONS  COM               184502102  2,640       75,000  SH CALL   DEFINED    1       NULL          0  NULL
CLEAR CHANNEL COMMUNICATIONS  COM               184502102  1,408       40,000  SH CALL     SOLE   NULL         0       NULL  NULL
COM SER A                     CL A              20030N101    569       30,000  SH        DEFINED    1       NULL     30,000  NULL
COM SER A                     CL A              20030N101    569       30,000  SH          SOLE   NULL    30,000       NULL  NULL
CROCS INC                     COM               227046109     80       10,000  SH        DEFINED    1       NULL     10,000  NULL
CROCS INC                     COM               227046109     80       10,000  SH          SOLE   NULL    10,000       NULL  NULL
DELTA AIR LINES INC DEL       COM NEW           247361702    102       17,955  SH        DEFINED    1       NULL     17,955  NULL
DOMTAR CORP                   COM               257559104    313       57,500  SH        DEFINED    1       NULL     57,500  NULL
DOMTAR CORP                   COM               257559104    313       57,500  SH          SOLE   NULL    57,500       NULL  NULL
HERCULES OFFSHORE INC         COM               427093109    570       15,000  SH        DEFINED    1       NULL     15,000  NULL
HERCULES OFFSHORE INC         COM               427093109    570       15,000  SH          SOLE   NULL    15,000       NULL  NULL
ION MEDIA NETWORKS INC        NOTE 11.000% 7/3  46205AAB9  1,710    6,000,000 PRN        DEFINED    1       NULL  6,000,000  NULL
LA-Z-BOY INC                  COM               505336107    134       17,500  SH        DEFINED    1       NULL     17,500  NULL
LA-Z-BOY INC                  COM               505336107    134       17,500  SH          SOLE   NULL    17,500       NULL  NULL
LEHMAN BROS HLDGS INC         COM               524908100    248       12,500  SH CALL   DEFINED    1       NULL          0  NULL
LEHMAN BROS HLDGS INC         COM               524908100    248       12,500  SH CALL     SOLE   NULL         0       NULL  NULL
MIRANT CORP NEW               COM               60467R100    646       16,509  SH        DEFINED    1       NULL     16,509  NULL
MIRANT CORP NEW               COM               60467R100    676       17,272  SH          SOLE   NULL    17,272       NULL  NULL
ROSETTA RESOURCES INC         COM               777779307    713       25,000  SH        DEFINED    1       NULL     25,000  NULL
ROSETTA RESOURCES INC         COM               777779307    713       25,000  SH          SOLE   NULL    25,000       NULL  NULL
SPANISH BROADCASTING SYS INC  CL A              846425882    116      101,600  SH        DEFINED    1       NULL    101,600  NULL
SPANISH BROADCASTING SYS INC  CL A              846425882    116      101,600  SH          SOLE   NULL   101,600       NULL  NULL
WINN-DIXIE STORES INC         COM NEW           974280307    192       12,001  SH        DEFINED    1       NULL     12,001  NULL
XM SATELLITE RADIO HLDGS INC  CL A              983759101    559       71,300  SH CALL   DEFINED    1       NULL          0  NULL
XM SATELLITE RADIO HOLD-CL A  CL A              983759101    558       71,200  SH CALL     SOLE   NULL         0       NULL  NULL






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